ADVANCES TO SUPPLIERS (Tables)	6 Months Ended
Jun. 30, 2022
ADVANCES TO SUPPLIERS
Schedule of advances to suppliers

	June 30,	December 31,
	2022	2021
Forestry development program and partnerships	1,441,853	1,282,763
Advance to suppliers - others	64,115	59,564
	1,505,968	1,342,327

Current	64,115	59,564
Non-current	1,441,853	1,282,763